Significant Related Party Transactions and Balances (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hanwha Solarenergy Corporation USD ($)	Dec. 31, 2012 Hanwha Solarenergy Corporation CNY	Dec. 31, 2011 Hanwha Solarenergy Corporation CNY	Dec. 31, 2012 Hanwha Corporation USD ($)	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2011 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha Japan Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2011 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2012 Hanwha Europe GmbH USD ($)	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2011 Hanwha Europe GmbH CNY	Dec. 31, 2012 Hanwha International LLC. USD ($)	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2012 Komodo Enterprise Inc. USD ($)	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Hanwha Chemical Trading (Shanghai) Co., Ltd USD ($)	Dec. 31, 2012 Hanwha Chemical Trading (Shanghai) Co., Ltd CNY	Dec. 31, 2012 Hanwha Chemical USD ($)	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha Chemical CNY	Dec. 31, 2010 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha 63 City C., Ltd. CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2010 Hanwha Q.Cells GmbH CNY	Dec. 31, 2010 Q-Cells International GmbH CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2011 Semiconductor Manufacturing International (Shanghai) Corporation CNY	Dec. 31, 2010 Semiconductor Manufacturing International (Shanghai) Corporation CNY	Dec. 31, 2010 Linyang Electronics Co., Ltd. CNY	Dec. 31, 2010 Qidong Huahong Electronics Co., Ltd. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2011 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. USD ($)	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2011 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2010 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2011 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2010 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Corporation USD ($)	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2010 SMIC Energy Technology (Shanghai) Corporation CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2011 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Hancomm, Inc. USD ($)	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2011 Hancomm, Inc. CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2011 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2010 Nantong Linyang Labor Service Company CNY	Dec. 31, 2010 Nantong Huahong Ecological Gardening Co., Ltd. CNY
Related Party Transaction [Line Items]
Advance paid to related parties	$ 1,051	6,545	228,363	375,298																					76,436	7,679											$ 1,051	6,545				108,446	367,619			43,481
Purchase of fixed assets from related party	576	3,586	30,026	36,162																															1,510		576	3,586	30,026											33,662											990
Purchase of raw materials from related party	24,545	152,911	266,807	425,936													1,663	10,358							86,735	1,883		655	4,080						79,187					1,034	6,440	116,943	339,122	11,042	68,792	63,129	1,142	10,151	63,241	4,602
Sales of products to related party	166,759	1,038,927	583,857	475,756	45,144	281,252	87,702	40,130	250,012	468,381	39,814	248,047	67	23,688	147,582	228	13,250	82,549	4,703	29,298	20	125	10	62	24,106		3,367			442,832	32,924	6
Purchase of services from related party	7,125	44,386	41,858	3,370			570																											1,801	680																4,357	27,147	8,177	2,407	14,993	27,235	361	2,246	5,876	889
Buildings leased from related party			4,291	5,453																													4,291	1,229	2,856	1,368